Borrowings - Carrying value and fair value information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Borrowings
Short-term borrowings	€ 10,351	€ 12,051
Long-term borrowings	32,908	34,523
Total borrowings	43,259	46,574
Net debt	31,469	31,169
Minimum
Borrowings
Net debt	30,000
Maximum
Borrowings
Net debt	32,900
Bank loans
Borrowings
Short-term borrowings	1,159	867
Total borrowings	3,316	3,608
Commercial paper
Borrowings
Short-term borrowings	2,712	3,648
Total borrowings	2,712	3,648
Bonds
Borrowings
Short-term borrowings	3,477	2,904
Total borrowings	€ 21,866	€ 20,005
Bonds Mature Between 2018 and 2056 | Minimum
Borrowings
Borrowing interest rate	0.00%
Bonds Mature Between 2018 and 2056 | Maximum
Borrowings
Borrowing interest rate	8.125%
Bonds Mature Between 2017 And 2056 | Minimum
Borrowings
Borrowing interest rate		0.00%
Bonds Mature Between 2017 And 2056 | Maximum
Borrowings
Borrowing interest rate		8.125%
Other liabilities
Borrowings
Total borrowings	€ 3,281	€ 4,937
Cash collateral	1,070	2,654
Kabel Deutschland Holding AG
Borrowings
Liabilities for amounts payable under the domination agreement	1,800	1,800
Kabel Deutschland Holding AG | Other liabilities
Borrowings
Liabilities for amounts payable under the domination agreement	1,800	1,800
Derivative instruments in designated hedge relationships
Borrowings
Net debt	1,700
Fair value
Borrowings
Short-term borrowings	10,351	12,051
Long-term borrowings	32,908	34,523
Fair value | Financial liabilities measured at amortised cost | Bank loans
Borrowings
Short-term borrowings	1,159	867
Long-term borrowings	2,157	2,741
Fair value | Financial liabilities measured at amortised cost | Commercial paper
Borrowings
Short-term borrowings	2,712	3,648
Fair value | Financial liabilities measured at amortised cost | Bonds
Borrowings
Short-term borrowings	3,062	660
Long-term borrowings	18,804	19,345
Fair value | Financial liabilities measured at amortised cost | Other liabilities
Borrowings
Short-term borrowings	3,003	4,632
Long-term borrowings	278	305
Fair value | Derivative instruments in designated hedge relationships | Bank loans
Borrowings
Short-term borrowings	415	2,244
Long-term borrowings	11,669	12,132
Carrying value
Borrowings
Short-term borrowings	10,364	12,088
Long-term borrowings	32,178
Total borrowings		33,709
Carrying value | Financial liabilities measured at amortised cost | Bank loans
Borrowings
Short-term borrowings	1,180	898
Long-term borrowings	2,176	2,769
Carrying value | Financial liabilities measured at amortised cost | Commercial paper
Borrowings
Short-term borrowings	2,715	3,650
Carrying value | Financial liabilities measured at amortised cost | Bonds
Borrowings
Short-term borrowings	3,057	667
Long-term borrowings	18,714	19,286
Carrying value | Financial liabilities measured at amortised cost | Other liabilities
Borrowings
Short-term borrowings	3,003	4,632
Long-term borrowings	278	305
Carrying value | Derivative instruments in designated hedge relationships | Bank loans
Borrowings
Short-term borrowings	409	2,241
Long-term borrowings	11,010	€ 11,349
Currency swap contract
Borrowings
Increase in net debt	€ 600